SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Nov. 30, 2015	Feb. 28, 2015
Notes to Financial Statements
NOTE 9. SUBSEQUENT EVENTS

In accordance with ASC 855-10, "Subsequent Events", the Company has analyzed its operations subsequent to November 30, 2015 to the date these financial statements were filed with the Securities and Exchange Commission and has determined it has no material subsequent events to disclose in these financial statements.

On May 18, 2015 the Company changed its name to Jubilant Flame International, Ltd.

In accordance with ASC 855-10, “Subsequent Events”, the Company has analyzed its operations subsequent to February 28, 2015 to the date these financial statements were filed with the Securities and Exchange Commission and has determined that, other than as disclosed above, it does not have any material subsequent events to disclose in these financial statements